2013 Private Placement - Series B Offering (Details)	12 Months Ended
Dec. 31, 2014 USD ($)
Proceeds from sale of Series B Preferred Stock:
Cash	$ 602,500
Converted note payable	275,000
Beneficial conversion on note payable	27,500
Trading securities	3,495,384
Accrued expenses settled in Series B Preferred Stock	57,196
Total gross proceeds	4,457,580
Offering costs	(81,536)
Fair value of warrants issued to Series B Preferred Stock purchasers	(2,224,778)
Fair value of warrants issued to Placement Agents	(23,608)
Net proceeds from sale of Series B Preferred Stock	$ 2,127,658